Property and equipment	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Property and equipment	Property and equipment

(in thousands of euro)	Land and buildings	Laboratory equipment and other	In progress	Total	Of which finance leases
December 31, 2018	3,795	6,101	320	10,216	4,923
Impact of 1st application of IFRS 16	1,028	69	—	1,097	1,097
January 1, 2019	4,823	6,170	320	11,313	6,020
Acquisitions	1,102	1,031	212	2,345	1,102
Disposals	(1)	(96)	—	(97)	—
Transfers	—	302	(163)	139	(852)
Depreciation	(568)	(1,460)	—	(2,028)	—
December 31, 2019	5,356	5,947	369	11,672	6,270

(in thousands of euro)	Land and buildings	Laboratory equipment and other	In progress	Total	Of which right of use assets
January 1, 2020	5,356	5,947	369	11,672	6,270
Acquisitions	1,152	944	132	2,228	1,195
Disposals	—	(9)	—	(9)	—
Transfers	—	134	(134)	—	(1,042)
Depreciation	(757)	(1,440)	—	(2,197)	—
December 31, 2020	5,751	5,576	367	11,694	6,423

(in thousands of euro)	Land and buildings	Laboratory equipment and other	In progress	Total	Of which right of use assets
January 1, 2021	5,751	5,576	367	11,694	6,423
Acquisitions	11	987		998	—
Disposals		(7)	—	(7)	—
Depreciation	(781)	(1,373)	—	(2,154)	—
Transfers		4	(361)	(357)	—
December 31, 2021	4,981	5,187	6	10,174	6,423